Revenue from Contracts with Customers - Schedule of Sales Reserves and Allowances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue Recognition [Line Items]
Balance at beginning of period	$ 3,734	$ 3,596
Provisions related to sales made in current year period	15,009	14,194
Provisions related to sales made in prior periods	(58)	(9)
Credits and payments	(14,603)	(13,970)
Translation differences	124	(77)
Balance at end of period	4,206	3,734
Reserves Included in Accounts Receivable, net [Member]
Revenue Recognition [Line Items]
Balance at beginning of period	56	61
Provisions related to sales made in current year period	412	390
Provisions related to sales made in prior periods	0	0
Credits and payments	(405)	(395)
Translation differences	0	0
Balance at end of period	63	56
Rebates [Member]
Revenue Recognition [Line Items]
Balance at beginning of period	1,674	1,603
Provisions related to sales made in current year period	5,129	4,640
Provisions related to sales made in prior periods	(46)	5
Credits and payments	(4,869)	(4,531)
Translation differences	66	(43)
Balance at end of period	1,954	1,674
Medicaid and other governmental allowances [Member]
Revenue Recognition [Line Items]
Balance at beginning of period	561	540
Provisions related to sales made in current year period	1,050	787
Provisions related to sales made in prior periods	44	22
Credits and payments	(970)	(781)
Translation differences	16	(7)
Balance at end of period	701	561
Chargebacks [Member]
Revenue Recognition [Line Items]
Balance at beginning of period	936	859
Provisions related to sales made in current year period	8,005	7,952
Provisions related to sales made in prior periods	(29)	(11)
Credits and payments	(7,995)	(7,851)
Translation differences	20	(13)
Balance at end of period	937	936
Returns [Member]
Revenue Recognition [Line Items]
Balance at beginning of period	399	436
Provisions related to sales made in current year period	289	276
Provisions related to sales made in prior periods	(15)	(22)
Credits and payments	(233)	(286)
Translation differences	5	(5)
Balance at end of period	445	399
Other [Member]
Revenue Recognition [Line Items]
Balance at beginning of period	108	97
Provisions related to sales made in current year period	124	149
Provisions related to sales made in prior periods	(12)	(3)
Credits and payments	(131)	(126)
Translation differences	17	(9)
Balance at end of period	106	108
Total reserves included in sales reserves and allowances [Member]
Revenue Recognition [Line Items]
Balance at beginning of period	3,678	3,535
Provisions related to sales made in current year period	14,597	13,804
Provisions related to sales made in prior periods	(58)	(9)
Credits and payments	(14,198)	(13,575)
Translation differences	124	(77)
Balance at end of period	$ 4,143	$ 3,678